CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Jun. 30, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 124,231	$ 1,533,237
Restricted cash	35,980	0
Accounts receivable, net of $12,150,082 and $3,932,343 allowance for doubtful accounts as of December 31, 2020 and June 30, 2020, respectively	66,898,535	40,572,757
Other receivables, net of $134,982 and $50,363 allowance for doubtful accounts as of December 31, 2020 and June 30, 2020, respectively	146,354	148,894
Inventories	132,992	0
Prepayments, net of $1,084,318 and $1,002,221 allowance for doubtful accounts as of December 31, 2020 and June 30, 2020, respectively	5,662,225	7,720,452
Security deposits, net of $773,595 and $715,024 allowance for doubtful accounts as of December 31, 2020 and June 30, 2020, respectively	153,496	237,409
Current assets of discontinued operations	18,845	63,185
Total current assets	73,172,658	50,275,934
OTHER ASSETS
Plant and equipment, net of $3,166,330 and $4,307,253 accumulated depreciation as of December 31, 2020 and June 30, 2020, respectively	2,585,410	3,455,993
Intangible assets, net of $91,164 and $148,806 accumulated amortization as of December 31, 2020 and June 30, 2020, respectively	314,009	437,989
Goodwill	5,185,866	5,185,866
Operating lease right-of-use assets	2,833,075	2,725,747
Deferred tax assets	1,154,840	648,768
Other receivables	41,595	39,685
Other assets of discontinued operations	571,469	579,452
Total other assets	12,686,264	13,073,500
Total assets	85,858,922	63,349,434
CURRENT LIABILITIES
Short-term loans - banks	3,031,904	4,359,210
Loans from third parties	5,883,582	5,013,117
Current maturities of long-term loan - bank	848,019	777,558
Convertible debenture, net of issuance cost and discount of $6,958 and $131,688 as of December 31, 2020 and June 30, 2020, respectively	2,993,042	4,768,312
Accounts payable	12,225,389	7,510,432
Customer deposits	12,023,772	1,266,073
Customer deposits - related party	29,653	27,395
Other payables and accrued liabilities	3,911,864	1,942,014
Other payables - related parties	3,355,418	2,234,980
Operating lease liabilities	79,798	49,171
Taxes payable	4,151,064	3,342,127
Current liabilities of discontinued operations	1,320,409	1,445,201
Total current liabilities	49,853,914	32,735,590
OTHER LIABILITIES
Long-term loan - bank		0
Loans from third parties	2,044,238	2,074,871
Long-term loans - related parties	771,757	713,325
Operating lease liabilities - noncurrent	600,044	581,083
Other liabilities of discontinued operations	456,005	417,729
Total other liabilities	3,872,044	3,787,008
Total liabilities	53,725,958	36,522,598
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 35,878,927 and 23,971,084 shares issued and outstanding as of December 31, 2020 and June 30, 2020, respectively	358,790	239,711
Additional paid-in capital	28,284,081	15,765,411
Deferred share compensation	(134,000)	(47,708)
Statutory reserves	1,736,780	1,670,367
(Accumulated deficit) retained earnings	(2,615,953)	7,034,899
Accumulated other comprehensive income (loss)	1,059,439	(856,218)
Total China Xiangtai Food Co., Ltd. shareholders' equity	28,689,138	23,806,462
NONCONTROLLING INTERESTS	3,443,826	3,020,374
Total equity	32,132,964	26,826,836
Total liabilities and shareholders' equity	$ 85,858,922	$ 63,349,434